Background and Nature of Operations	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Nature of Operations	Background and Nature of Operations
Clarivate Plc (“Clarivate,” “us,” “we,” “our,” or the “Company”), is a public limited company organized under the laws of Jersey, Channel Islands. We were initially registered on January 7, 2019, and at our 2020 annual general meeting, our shareholders approved a change of our corporate name from “Clarivate Analytics Plc” to “Clarivate Plc”. Pursuant to the definitive agreement entered into to effect a merger between Camelot Holdings (Jersey) Limited ("Jersey") and Churchill Capital Corp, a Delaware corporation, ("Churchill") (the “2019 Transaction”), the Company was formed for the purposes of completing the 2019 Transaction and related transitions and carrying on the business of Jersey and its subsidiaries.
The Company is a provider of proprietary and comprehensive content, analytics, professional services and workflow solutions that enable users across government and academic institutions, life science companies and research and development (“R&D”) intensive corporations to discover, protect and commercialize their innovations. During the quarter ended September 30, 2022, the Company realigned its organizations structure and the composition of its reportable segments, which also resulted in a change to its goodwill reporting units. Clarivate has three reportable segments: Academia & Government ("A&G"), Life Sciences & Healthcare ("LS&H"), and Intellectual Property ("IP"). Our segment structure is organized based on the products we offer and the markets they serve. Segment results for all periods presented have been recast to conform to the current presentation. See Note 22 - Segment Information, for additional information on the Company's reportable segments.
In January 2019, we entered into an Agreement and Plan of Merger (as amended by Amendment No. 1 to the Agreement and Plan of Merger, dated February 26, 2019, and Amendment No. 2 to the Agreement and Plan of Merger, dated March 29, 2019, collectively, the “Merger Agreement”) by and among Churchill, Jersey, CCC Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Clarivate (“Delaware Merger Sub”), Camelot Merger Sub (Jersey) Limited, a private limited company organized under the laws of Jersey, Channel Islands and wholly owned subsidiary of Clarivate (“Jersey Merger Sub”), and the Company, which, among other things, provided for (i) Jersey Merger Sub to be merged with and into Jersey with Jersey being the surviving company in the merger (the “Jersey Merger”) and (ii) Delaware Merger Sub to be merged with and into Churchill with Churchill being the surviving corporation in the merger (the “Delaware Merger”), and together with the Jersey Merger, the “Mergers”.
On May 13, 2019, the 2019 Transaction was consummated, and Clarivate became the sole managing member of Jersey, operating and controlling all of the business and affairs of Jersey, through Jersey and its subsidiaries. Following the consummation of the 2019 Transaction on May 13, 2019, the Company’s ordinary shares and warrants began trading on the New York Stock Exchange. All of the Company’s public warrants have subsequently been redeemed. See Note 16 - Shareholders’ Equity for further information regarding the redemption of the Company’s public warrants.
The 2019 Transaction was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Under this method of accounting, Churchill was treated as the "acquired" company for financial reporting purposes. This determination was primarily based on post 2019 Transaction relative voting rights, composition of the governing board, size of the two entities pre-merger, and intent of the 2019 Transaction. Accordingly, for accounting purposes, the 2019 Transaction was treated as the equivalent of the Company issuing stock for the net assets of Churchill. The net assets of Churchill were stated at historical cost, with no goodwill or other intangible assets resulting from the 2019 Transaction. Reported amounts from operations included herein prior to the 2019 Transaction are those of Jersey.
In February 2020, the Company consummated a public offering of 27,600,000 ordinary shares at $20.25 per share. In June 2020, we completed an underwritten public offering of 50,400,000 of our ordinary shares (including 2,400,000 ordinary shares pursuant to the underwriters' option to purchase up to an additional 7,200,000 ordinary shares from certain selling shareholders) at a share price of $22.50 per share. Of the 50,400,000 ordinary shares, 14,000,000 were ordinary shares offered by Clarivate and 36,400,000 were ordinary shares offered by selling shareholders, including 20,821,765 ordinary shares from Onex, 8,097,354 ordinary shares from Baring and 7,480,881 ordinary shares from Directors, Executive Officers and other shareholders. The underwriters' option to purchase the remaining 4,800,000 ordinary shares from certain selling shareholders expired on July 3, 2020.

The Company received approximately $304,030 in net proceeds from the sale of its ordinary shares, after deducting underwriting discounts and estimated offering expenses payable. We used the net proceeds, in conjunction with the new $1,600,000 incremental term loan facility available to Clarivate on October 1, 2020, and cash on the balance sheet to fund the repayment of CPA Global's parent company outstanding debt of $2,055,822. The Company did not receive any proceeds from the sale of ordinary shares by the selling shareholders. Additionally, in connection with the acquisition of CPA Global, on October 1, 2020, the Company issued 210,357,918 shares to Redtop Holdings Limited, a portfolio company of Leonard Green & Partners, L.P. representing approximately 35% ownership of Clarivate.

In June 2021, we completed an underwritten public offering of 44,230,768 of our ordinary shares at a share price of $26.00, of which 28,846,154 ordinary shares were issued and sold by Clarivate and 15,384,614 were sold by selling shareholders (which included 5,769,230 ordinary shares that the underwriters purchased pursuant to their option to purchase additional shares). The ordinary shares sold by selling shareholders included 10,562,882 ordinary shares from Onex, 4,107,787 ordinary shares from Baring and 713,945 ordinary shares from Directors, Executive Officers and other shareholders. The Company received approximately $728,080 in net proceeds from the sale of ordinary shares offered by the Company, after deducting underwriting discounts and estimated offering expenses payable. The Company did not receive any proceeds from the secondary ordinary shares sold by the selling shareholders. We used the net proceeds to finance a portion of the purchase price for the ProQuest acquisition, which was completed on December 1, 2021. The Company did not receive any proceeds from the secondary ordinary shares sold by the selling shareholders.

In June 2021, concurrently with the June 2021 Ordinary Share Offering, we completed an underwritten public offering of 14,375,000 of our 5.25% Series A Mandatory Convertible Preferred Shares ("MCPS") which included 1,875,000 of our mandatory convertible preferred shares that the underwriters purchased pursuant to their option to purchase additional shares. The Company received approximately $1,392,671 in net proceeds from the mandatory convertible preferred share offering, after deducting underwriting discounts and estimated offering expenses payable. We used the net proceeds to finance a portion of the purchase price for the ProQuest acquisition, which was completed on December 1, 2021.

In September 2021, certain selling shareholders completed an underwritten public offering of 25,000,000 of our ordinary shares at a share price of $25.25, The ordinary shares sold by selling shareholders included 18,000,000 ordinary shares from Onex and 7,000,000 ordinary shares from Baring. The Company did not receive any proceeds from the sale of ordinary shares by the selling shareholders. After giving effect to the offering, Onex and Baring owned approximately 6.7% and 2.6%, respectively, of the Company's ordinary shares.

Risks and Uncertainties

In March 2020, the World Health Organization characterized COVID-19 as a pandemic. The rapid spread of COVID-19 and issues relating to the resurgence of COVID - 19 and/or new strains of COVID - 19 along with continuously evolving responses to combat it have had an increasingly negative impact on the global economy. This has had, and may continue to have, an adverse impact to our operational and financial performance as well as the businesses of our customers and partners, including their spending priorities. It is difficult to predict the full extent of the potential effects and impact on our operations, business, and financial performance, however, we continue to conduct business with substantial modifications and precautionary measures to our daily operations. Modifications include less employee travel as well as a virtual shift related to work location, and sales and marketing events. Given the uncertainty around the severity and duration of the COVID-19 pandemic and the measures taken, or may be taken, in response to the COVID-19 pandemic, the Company cannot reasonably estimate the full impact of the COVID-19 pandemic on our business, financial condition and results of operations at this time, which may be material.